EQUITY INCENTIVE PLAN AND STOCK BASED COMPENSATION EXPENSE (Tables) - Notable Labs Inc [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following summarizes stock option activity under the 2015 Plan:

	Options Outstanding
	Total Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2021	4,748,713	$1.39	6.6	$741
Granted	210,000	$1.55
Exercised	(88,500)	$0.71
Cancelled	(2,022,729)	$1.39
Outstanding as of December 31, 2022	2,847,484	$1.43	7.3	$1,419
Exercisable as of December 31, 2022	1,757,275	$1.36	6.6	$998
Vested and expected to vest as of December 31, 2022	2,847,484	$1.43	7.3	$1,419

SCHEDULE OF FAIR VALUE OF EMPLOYEE STOCK OPTIONS

The fair value of employee stock options during the years ended December 31, 2022, and 2021 was estimated using the following weighted-average assumptions:

	Year ended December 31,
	2022	2021
Expected term (in years)	6.00	5.68
Risk-free interest rate	1.61%	1.07%
Expected dividend rate	0.0%	0.0%
Expected volatility	75.73%	67.81%

SCHEDULE OF COMPONENTS OF STOCK BASED COMPENSATION EXPENSES

The following table summarizes the components of stock-based compensation expense relating to options recognized in the Company’s statement of operations and comprehensive loss (in thousands):

	Year ended December 31,
	2022	2021
Research and development	$146	$178
General and administrative	435	601
Total	$581	$779